As filed with the Securities and Exchange Commission on March 5, 2003

                                            Securities Act File No. 333-102712
                                     Investment Company Act File No. 811-21286
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                           ------------------------


                                   FORM N-2
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
                         Pre-Effective Amendment No. 2               [X]
                         Post-Effective Amendment No.                [ ]
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940               [X]
                                Amendment No. 2                      [X]
                           ------------------------


                    Preferred Income Strategies Fund, Inc.
              (Exact Name of Registrant as Specified In Charter)
                           ------------------------

             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)


     (Registrant's Telephone Number, including Area Code): (609) 282-2800
                           ------------------------

                                Terry K. Glenn
                    Preferred Income Strategies Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                           ------------------------

                                  Copies to:
        Philip L. Kirstein, Esq.               Laurin Blumenthal Kleiman, Esq.         Leonard B. Mackey, Jr., Esq.
      FUND ASSET MANAGEMENT, L.P.               SIDLEY AUSTIN BROWN & WOOD LLP            CLIFFORD CHANCE US LLP
            P.O. Box 9011                           787 Seventh Avenue                        200 Park Avenue
    Princeton, New Jersey 08543-9011            New York, New York 10019-6018           New York, New York 10166



                           ------------------------

     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered in connection with dividend or interest reinvestment plans, check the following box. [ ]

           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT



                                                                    Proposed            Proposed
                                                 Amount              Maximum            Maximum          Amount of
                Title of                          Being          Offering Price        Aggregate        Registration
       Securities Being Registered          Registered(1)(2)       Per Unit(1)     Offering Price(1)       Fee(3)
------------------------------------------ -------------------- ------------------ ------------------- ---------------
Common Stock ($.10 par value)               4,600,000 shares         $25.00           $115,000,000         $9,304
------------------------------------------ -------------------- ------------------ ------------------- ---------------

(1)  Estimated solely for the purpose of calculating the registration fee.
(2) Includes 600,000 shares subject to the underwriters' overallotment option.

(3) Previously paid by wire transfer to the designated lockbox of the Securities and Exchange Commission at Mellon Bank in Pittsburgh, PA.


     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.
===============================================================================

This amendment consists of the following:

(1)  Facing Sheet of the Registration Statement; and

(2)  Part C of the Registration Statement (including signature page).

     Part A and Part B of the Registration Statement (the prospectus), is unchanged from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-102712) filed with the Securities and Exchange Commission on February 25, 2003.

     This amendment is being filed in order to file as Exhibit (h)(1) to this Registration Statement the Form of Purchase Agreement between the Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated and the other underwriters, to file as Exhibit (h)(2) to this Registration Statement the Form of Merrill Lynch Standard Dealer Agreement and to file as Exhibit (h)(3) to this Registration Statement the Form of Master Agreement Among Underwriters.

                           PART C. OTHER INFORMATION

Item 24.  Financial Statements And Exhibits.

(1)      Financial Statements

         Independent Auditors' Report

         Statement of Assets and Liabilities as of March     , 2003.


 Exhibits        Description
---------        -----------

    (a)          Articles of Incorporation of the Registrant.(a)
    (b)          By-laws of the Registrant.(a)
    (c)          Not applicable.
 (d)(1) Portions of the Articles of Incorporation and By-laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(b)
 (d)(2) Form of specimen certificate for shares of common stock of the Registrant.(g)
    (e)          Form of Automatic Dividend Reinvestment Plan.(g)
    (f)          Not applicable.
 (g)(1)          Form of Investment Advisory Agreement between the
                 Registrant and Fund Asset Management, L.P. ("FAM" or the
                 "Investment Adviser").(g)
 (g)(2)          Form of Sub-Advisory Agreement between FAM and Merrill
                 Lynch Asset Management U.K. Limited ("MLAM UK").(g)
 (h)(1)          Form of Purchase Agreement between the Registrant and
                 Merrill Lynch, Pierce, Fenner & Smith Incorporated
                 ("Merrill Lynch") and the other underwriters.
 (h)(2)          Form of Merrill Lynch Standard Dealer Agreement.
 (h)(3)          Form of Master Agreement Among Underwriters.
    (i)          Not applicable.
    (j)          Form of Custodian Agreement between the Registrant and
                 State Street Bank and Trust Company ("State Street").(e)
 (k)(l) Form of Transfer Agency and Service Agreement between the Registrant and EquiServe Trust Company, N.A. and
                 EquiServe, L.P.(f)
 (k)(2) Form of Administrative Services Agreement between the Registrant and State Street.(c)
 (k)(3)          Form of Additional Compensation Agreement between FAM and Merrill
                 Lynch.*
    (l)          Opinion and Consent of Sidley Austin Brown & Wood LLP.*
    (m)          Not applicable.
    (n)          Consent of ________, independent auditors for the Registrant.*
    (o)          Not applicable.
    (p)          Certificate of FAM.*
    (q)          Not applicable.
    (r)          Code of Ethics. (d)


---------------
(a) Filed on January 24, 2003 as an Exhibit to the Registrant's Registration Statement (the "Registration Statement") on Form N-2 (File No. 333-10212).
(b)      Reference is made to Article IV (sections 2, 3, 4, 5, 6, 7 and 8),
         Article V (sections 3, 6 and 7), Article VI, Article VIII, Article IX, Article X, and Article XII of the Registrant's Articles of Incorporation, filed as Exhibit (a) to this Registration Statement; and to Article II, Article III (sections 1, 3, 5 and 17), Article VI (section 2), Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-laws, filed as Exhibit (b) to this Registration Statement.
(c) Incorporated by reference to exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
(d) Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturities Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.

(e) Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (File No. 33-49873), filed on October 30, 2001.
(f) Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 of Corporate High Yield Fund, Inc. (File No. 333-10193), filed on December 31, 2002.
(g) Filed on February 25, 2003 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
 *       To be provided by Amendment.

Item 25.  Marketing Arrangements.

         See Exhibits (h)(1) and (2).

Item 26.  Other Expenses of Issuance and Distribution.

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees                                    $*
_________ Stock Exchange listings fee                *
Printing (other than stock certificates)             *
Engraving and printing stock certificates            *
Legal fees and expenses                              *
Accounting fees and expenses                         *
NASD fees                                            *
Miscellaneous                                        *
                                                     -------------------
Total                                                $*
                                                     ===================
___________________
*   To be provided by amendment


Item 27.  Persons Controlled by or Under Common Control with Registrant.

         The information in the prospectus under the captions "Investment Advisory and Management Arrangements" and "Description of Capital
Stock--Common Stock" and in Note 1 to the Statement of Assets and Liabilities is incorporated herein by reference.

Item 28.  Number of Holders of Securities.

         There will be one record holder of the Common Stock, par value $0.10 per share, as of the effective date of this Registration Statement.

Item 29.  Indemnification.

         Reference is made to Section 2-418 of the General Corporation Law of the State of Maryland, Article V of the Registrant's Articles of
Incorporation, Article VI of the Registrant's By-laws, Article IV of the Investment Advisory Agreement and Section 6 of the Purchase Agreement, which provide for indemnification.

         Article VI of the By-laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent legal counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940, as amended (the "1940 Act"), may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, of (b) a majority of a quorum of the Registrant's disinterested, non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         In Section 6 of the Purchase Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify Merrill Lynch and each person, if any, who controls Merrill Lynch within the meaning of the Securities Act of 1933 (the "1933 Act") against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

         In Section IV of the Investment Advisory Agreement, the Registrant agrees to indemnify the Investment Adviser for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Registrant, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

         Insofar as indemnification for liabilities arising under the 1933 Act may be provided to directors, officers and controlling persons of the Registrant and Merrill Lynch, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 30.  Business And Other Connections Of The Investment Adviser.

         FAM (the "Investment Adviser"), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

         Merrill Lynch Investment Managers, L.P. ("MLIM"), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as sub-adviser to certain other portfolios.

         The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

         The address of the Investment Adviser, MLIM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc., ("FAMD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The Address of MLAM UK is 33 King William Street, London EC4R 9AS, England. The address of Merrill Lynch and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

         Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for the past two fiscal years for his, her or its own account or in the capacity of director, officer, employee, partner or trustee. Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by FAM or its affiliates, and Mr. Doll is an officer of one or more such companies.


                                     Position(s) with                        Other Substantial Business,
Name                                Investment Adviser                   Profession, Vocation Or Employment
------------------          ------------------------------     -----------------------------------------------------

ML & Co.                     Limited Partner                    Financial Services Holding Company; Limited Partner
                                                                of MLIM

Princeton Services           General Partner                    General Partner of MLIM

Robert C. Doll, Jr.          President                          President of MLIM; Co-Head (Americas Region) of MLIM
                                                                from 2000 to 2001 and Senior Vice President thereof
                                                                from 1999 to 2000; Director of Princeton Services;
                                                                Chief Investment Officer of OppenheimerFunds, Inc.
                                                                in 1999 and Executive Vice President thereof from
                                                                1991 to 1999

Donald C. Burke              First Vice President, Treasurer    First Vice President, Treasurer and Director of
                             and Director of Taxation           Taxation of MLIM; Treasurer of Princeton Services;
                                                                Senior Vice President and Treasurer of Princeton
                                                                Services from 1997 to 2002; Vice President of FAMD;
                                                                Senior Vice President of MLIM from 1999 to 2000; First
                                                                Vice President of MLIM from 1997 to 1999

Lawrence D. Haber            First Vice President               First Vice President of MLIM; Senior Vice President
                                                                and Treasurer of Princeton Services

Brian A. Murdock             Senior Vice President and Chief    Senior Vice President of MLIM and Chief Operating
                             Operating Officer                  Officer of MLIM Americas; Chief Investment Officer
                                                                of EMEA Pacific Region and Global CIO for Fixed
                                                                Income and Alternative Investments; Head of MLIM's
                                                                Pacific Region and President of MLIM Japan,
                                                                Australia and Asia

Philip L. Kirstein           General Counsel                    General Counsel of MLIM; Senior Vice President of
                                                                Princeton Services; Vice President of FAMD


                                     C-4

                                     Position(s) with                        Other Substantial Business,
Name                                Investment Adviser                   Profession, Vocation Or Employment
------------------          ------------------------------     -----------------------------------------------------

Debra W. Landsman-Yaros      Senior Vice President              Senior Vice President of MLIM; Senior Vice President
                                                                of Princeton Services; Vice President of FAMD

Stephen M. M. Miller         Senior Vice President              Executive Vice President of Princeton
                                                                Administrators; Senior Vice President of Princeton
                                                                Services

     Set forth below is a list of each executive officer and director of MLAM UK indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged for the past two fiscal years, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Burke is an officer of one or more of the registered investment companies advised by FAM or its affiliates.

                                     Position(s) with                        Other Substantial Business,
Name                                      MLAM UK                        Profession, Vocation Or Employment
------------------           ----------------------------       ---------------------------------------------------

Nicholas C.D. Hall           Director                           Director of Mercury Asset Management Ltd. and the
                                                                Institutional Liquidity Fund PLC; First Vice
                                                                President and General Counsel for Merrill Lynch
                                                                Mercury Asset Management

James T. Stratford           Director                           Director of Mercury Asset Management Group Ltd.;
                                                                Head of Compliance, Merrill Lynch Mercury Asset
                                                                Management


Donald C. Burke              Treasurer                          First Vice President and Treasurer of the MLIM and
                                                                FAM; Director of Taxation of MLIM; Senior Vice
                                                                President and Treasurer of Princeton Services; Vice
                                                                President of FAMD


Carol Ann Langham            Company Secretary                  None

Debra Anne Searle            Assistant Company Secretary        None

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 5th day of March, 2003.


                                     PREFERRED INCOME STRATEGIES FUND, INC.
                                              (Registrant)

                                     By:    /s/  TERRY K. GLENN
                                         ---------------------------
                                         (Terry K. Glenn, President)

         Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke and Bradley J. Lucido, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including any Post-Effective Amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.


                   Signature                                    Title                                Date
                   ---------                                    -----                                -----

               /s/ TERRY K. GLENN                  President (Principal Executive               March 5, 2003
               ------------------                       Officer) and Director
                (TERRY K. GLENN)


                /s/ DONALD C. BURKE                 Vice President and Treasurer                March 5, 2003
                -------------------                     (Principal Financial and
                 (DONALD C. BURKE)                       Accounting Officer)


                /s/ DAVID O. BEIM                             Director                          March 5, 2003
                -----------------
                 (DAVID O. BEIM)


                 /s/ JAMES T. FLYNN                           Director                          March 5, 2003
                 ------------------
                 (JAMES T. FLYNN)


                  /s/ TODD GOODWIN                            Director                          March 5, 2003
                  ----------------
                   (TODD GOODWIN)


               /s/ GEORGE W. HOLBROOK, JR.                    Director                          March 5, 2003
              ---------------------------
               (GEORGE W. HOLBROOK, JR.)


                   /s/ W. CARL KESTER                         Director                          March 5, 2003
                  ------------------
                   (W. CARL KESTER)


                  /s/ KAREN P. ROBARDS                        Director                          March 5, 2003
                  --------------------
                   (KAREN P. ROBARDS)


                                 EXHIBIT INDEX

      (h)(1) Form of Purchase Agreement between the Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch").

      (h)(2)        Form of Merrill Lynch Standard Dealer Agreement.

      (h)(3)        Form of Master Agreement Among Underwriters.